Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000206641 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000206641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000206641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000206641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000206644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000206644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000206644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000206644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000206642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000206642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000206642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000206642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000206643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000206643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000274084 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000274084 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000274084 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000274084 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000274084 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000274084 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000274084 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000274084 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000274085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000274085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000274085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000274085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000274085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000274085 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000274085 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000274085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000274086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000274086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000274086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000274086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000274086 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000274086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000274086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%